Significant Accounting Policies - Summary of Major Customers for Advertising Business (Details) - Major customers for advertising business - Customer concentration risk - customer	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Advertising and promotional service providers
Number of customers	2	2
Customer A
Advertising and promotional service providers
Concentration risk (as a percentage)	69.90%	71.60%
Customer B
Advertising and promotional service providers
Concentration risk (as a percentage)	0.00%	27.80%
Customer C
Advertising and promotional service providers
Concentration risk (as a percentage)	30.10%	0.00%